Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)			6 Months Ended
	Jan. 06, 2021	Mar. 11, 2020	Jun. 30, 2021	Jun. 30, 2020
Proceeds from Divestiture of Businesses			$ 10,000,000
Disposal Group, Including Discontinued Operation, Consideration, Payables Forgiven			1,150,000
Excess of Consideration Over Acquired Assets			$ (9,793,000)	$ (62,000,000)
M/T Eco Oceano Ca [Member]
Noncash or Part Noncash Acquisition, Interest Acquired			100.00%
M/T Julius Caesar [Member]
Noncash or Part Noncash Acquisition, Interest Acquired			35.00%
M/T Legio X Equestris [Member]
Noncash or Part Noncash Acquisition, Interest Acquired			35.00%
A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 23,815,000
Three Shipowning Companies [Member]
Proceeds from Divestiture of Businesses	$ 10,000,000
Disposal Group, Including Discontinued Operation, Consideration, Payables Forgiven	$ 1,150,000
Disposal Group, Credit Line Option, Percentage of Shipbuilding Costs	10.00%
Line of Credit Facility, Maximum Borrowing Capacity	$ 23,815,000
Three Shipowning Companies [Member] | A Major Oil Company [Member]
Charter Rate Per Day	$ 36,000
Time Charters, Term, Additional Option (Year)	2 years
Charter Rate Per Day, Optional Year One	$ 39,000
Charter Rate Per Day, Optional Year Two	$ 41,500
Time Charters, Term (Year)	3 years
Three Shipowning Companies [Member] | A Major Oil Company 2 [Member]
Charter Rate Per Day	$ 35,750
Time Charters, Term, Additional Option (Year)	2 years
Charter Rate Per Day, Optional Year One	$ 39,000
Charter Rate Per Day, Optional Year Two	$ 41,500
Charter Term (Year)	3 years
Three Shipowning Companies [Member] | A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Related Party Transaction Term (Year)	5 years
Charter Rate Per Day	$ 32,450
Time Charters, Term, Additional Option (Year)	2 years
Charter Rate Per Day, Optional Year One	$ 33,950
Charter Rate Per Day, Optional Year Two	$ 35,450
Three Shipowning Companies [Member] | Marshall Islands Company with Suexmax Tanker Contract [Member]
Noncash or Part Noncash Acquisition, Interest Acquired	100.00%
Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery January 2022 [Member]
Noncash or Part Noncash Acquisition, Interest Acquired	35.00%
Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery February 2022 [Member]
Noncash or Part Noncash Acquisition, Interest Acquired	35.00%
COVID 19 [Member]
Decrease in Revenues from Off-hire Days		$ 344,000
California 19 Inc. [Member]
Equity Method Investment, Ownership Percentage			50.00%
Julius Caesar Inc. [Member]
Equity Method Investment, Ownership Percentage			35.00%
California 20 Inc. [Member]
Equity Method Investment, Ownership Percentage			50.00%
Legio X Inc. [Member]
Equity Method Investment, Ownership Percentage			35.00%